Acquisitions, Dispositions And Other Adjustments (Tables)	12 Months Ended
Dec. 31, 2018
Acquisitions, Dispositions And Other Adjustments
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

Assets acquired
Cash	$1,889
Accounts receivable	9,052
All other current assets	2,913
Noncurrent inventory and theatrical film and television production costs	5,593
Property, plant and equipment	4,769
Intangible assets subject to amortization
Distribution network	18,040
Released television and film content	10,806
Trademarks and trade names	18,081
Other	10,300
Investments and other assets	9,449
Goodwill	38,566
Total assets acquired	129,458

Liabilities assumed
Current liabilities, excluding current portion of long-term debt	8,303
Debt maturing within one year	4,471
Long-term debt	18,394
Other noncurrent liabilities	18,931
Total liabilities assumed	50,099
Net assets acquired	79,359
Noncontrolling interest	(1)
Aggregate value of consideration paid	$79,358

Business Acquisition, Pro Forma Information [Table Text Block]
	(Unaudited)
	Year Ended
	December 31,
	2018	2017
Total operating revenues	$183,651	$188,769
Net Income Attributable to AT&T	20,814	31,380

Basic Earnings Per Share Attributable to AT&T	$2.86	$4.30
Diluted Earnings Per Share Attributable to AT&T	$2.85	$4.26